Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 17.6%
	Shares	Value ($)
International 5.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,960,062	19,718,224
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	455,878	3,419,085
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	388,050	3,426,487
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	469,848	3,415,795
Total		29,979,591
U.S. Large Cap 9.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	182,327	5,666,736
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	206,075	13,883,246
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	206,349	5,228,875
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,089,242	15,107,786
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	166,937	5,306,920
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	80,852	2,533,899
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	66,713	2,342,300
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	63,019	2,520,142
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	88,460	2,527,317
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	128,530	3,575,698
Total		58,692,919
U.S. Mid Cap 0.3%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	30,666	1,064,416
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	35,495	1,058,809
Total		2,123,225
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	104,388	1,066,843
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	101,139	899,122
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	250,114	6,432,948
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	216,654	6,363,127
Total		14,762,040
Total Equity Funds (Cost $88,956,731)		105,557,775

Exchange-Traded Equity Funds 3.1%

International Mid Large Cap 1.3%
iShares MSCI EAFE ETF	137,532	7,703,167
U.S. Large Cap 1.8%
SPDR S&P 500 ETF Trust	30,425	10,867,202
Total Exchange-Traded Equity Funds (Cost $14,021,765)		18,570,369

Exchange-Traded Fixed Income Funds 3.6%

Investment Grade 3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	157,850	16,171,733
Vanguard Intermediate-Term Corporate Bond ETF	76,000	5,751,680
Total		21,923,413
Total Exchange-Traded Fixed Income Funds (Cost $26,349,656)		21,923,413

Fixed Income Funds 54.0%

Investment Grade 54.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,049,955	57,598,134
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,501,885	22,391,874
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,694,296	35,113,337
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,561,356	21,976,434
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,731,124	59,974,314
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,444,888	57,746,195
Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,427,020	68,774,199
Total		323,574,487
Total Fixed Income Funds (Cost $389,462,634)		323,574,487

Residential Mortgage-Backed Securities - Agency 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.000%	2,500,000	2,202,832
10/18/2037- 10/13/2052	2.500%	18,677,000	16,610,328
10/18/2037- 10/13/2052	3.000%	29,400,000	25,845,129
10/13/2052	3.500%	5,500,000	4,949,570
Total Residential Mortgage-Backed Securities - Agency (Cost $51,551,840)			49,607,859
Options Purchased Puts 0.4%
Value ($)
(Cost $1,807,416)	2,187,970

Money Market Funds 20.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	122,621,429	122,560,118
Total Money Market Funds (Cost $122,576,674)		122,560,118
Total Investments in Securities (Cost: $694,726,716)		643,981,991
Other Assets & Liabilities, Net		(45,000,909)
Net Assets		598,981,082

At September 30, 2022, securities and/or cash totaling $5,335,504 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,450,000 EUR	8,629,825 USD	Barclays	10/14/2022	342,515	—
500,000 EUR	481,595 USD	Barclays	10/14/2022	—	(8,778)
2,500,000 GBP	3,027,237 USD	Barclays	10/14/2022	235,238	—
1,500,000 GBP	1,635,979 USD	Barclays	10/14/2022	—	(39,221)
1,934,835 USD	2,500,000 CAD	Barclays	10/14/2022	—	(125,063)
4,691,150 USD	4,000,000 GBP	Barclays	10/14/2022	—	(223,951)
5,587,500 CHF	5,868,200 USD	Citi	10/14/2022	200,243	—
295,000,000 JPY	2,190,570 USD	Citi	10/14/2022	150,337	—
1,778,263 USD	250,000,000 JPY	Citi	10/14/2022	—	(49,253)
22,000,000 NOK	2,178,024 USD	Goldman Sachs International	10/14/2022	157,401	—
2,269,375 USD	22,000,000 NOK	Goldman Sachs International	10/14/2022	—	(248,752)
5,000,000 AUD	3,393,233 USD	UBS	10/14/2022	194,583	—
1,000,000 GBP	1,075,133 USD	UBS	10/14/2022	—	(41,667)
Total				1,280,317	(736,685)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	54	12/2022	USD	9,724,050	—	(140,075)
U.S. Long Bond	52	12/2022	USD	6,573,125	—	(548,124)
U.S. Treasury 10-Year Note	191	12/2022	USD	21,403,938	—	(959,515)
U.S. Treasury 2-Year Note	119	12/2022	USD	24,441,484	—	(392,440)
U.S. Treasury 5-Year Note	290	12/2022	USD	31,177,266	—	(975,853)
Total					—	(3,016,007)

2	Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(114)	12/2022	EUR	(3,779,100)	299,100	—
FTSE 100 Index	(13)	12/2022	GBP	(898,885)	69,795	—
MSCI Singapore Index	(4)	10/2022	SGD	(112,260)	504	—
OMXS30 Index	(82)	10/2022	SEK	(15,006,000)	80,336	—
Russell 2000 Index E-mini	(103)	12/2022	USD	(8,599,470)	874,544	—
S&P 500 Index E-mini	(55)	12/2022	USD	(9,904,125)	730,959	—
SPI 200 Index	(8)	12/2022	AUD	(1,293,200)	50,154	—
TOPIX Index	(15)	12/2022	JPY	(275,400,000)	70,718	—
Total					2,176,110	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	7,171,240	20	3,100.00	12/15/2023	363,901	379,300
S&P 500 Index	JPMorgan	USD	16,852,414	47	3,200.00	06/21/2024	850,468	1,177,820
S&P 500 Index	JPMorgan	USD	11,115,422	31	2,900.00	12/20/2024	593,047	630,850
Total							1,807,416	2,187,970
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	127,701,574	88,535,945	(93,667,097)	(10,304)	122,560,118	—	(28,928)	933,079	122,621,429
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	7,382,751	1,298,133	(1,114,620)	(1,899,528)	5,666,736	—	283,966	—	182,327
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,089,688	3,306,145	(2,802,110)	(4,710,477)	13,883,246	—	647,697	—	206,075
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	70,841,347	4,977,405	(3,975,190)	(14,245,428)	57,598,134	41,261	(352,369)	1,998,633	7,049,955
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	6,807,672	1,859,050	(1,124,422)	(2,313,425)	5,228,875	—	59,092	—	206,349
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,258,427	738,209	(3,449,639)	(2,155,123)	22,391,874	—	(167,103)	183,523	2,501,885
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,499,493	8,107,034	(1,520,057)	(14,973,133)	35,113,337	1,153,785	(359,034)	1,053,099	4,694,296
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	25,074,560	7,162,458	(4,640,731)	(7,878,063)	19,718,224	1,644,190	(417,511)	177,708	1,960,062
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	19,697,458	3,449,809	(3,161,768)	(4,877,713)	15,107,786	—	291,317	—	1,089,242
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,840,751	984,150	(1,421,932)	(1,096,049)	5,306,920	—	260,887	—	166,937
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,312,885	526,156	(340,650)	(433,975)	1,064,416	—	(4,299)	—	30,666
Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,373,084	260,345	(257,258)	(317,362)	1,058,809	—	90,417	—	35,495
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	1,342,547	715,986	(270,205)	(721,485)	1,066,843	463,408	25,102	9,069	104,388
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	1,448,565	410,372	—	(959,815)	899,122	410,372	—	—	101,139
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,211,166	1,521,582	(2,524,033)	(4,232,281)	21,976,434	—	(236,689)	502,405	2,561,356
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	10,891,147	90,924	(11,365,513)	383,442	—	52,837	(809,125)	22,938	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,613,000	6,015,126	(4,887,984)	(14,765,828)	59,974,314	1,686,711	(438,888)	2,012,003	6,731,124
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,290,742	438,614	(513,430)	(682,027)	2,533,899	—	175,357	—	80,852
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,933,080	1,081,587	(370,502)	(1,301,865)	2,342,300	—	(48,753)	—	66,713
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	3,249,110	932,626	(611,482)	(1,050,112)	2,520,142	—	28,154	—	63,019
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,284,787	448,747	(548,448)	(657,769)	2,527,317	—	243,530	—	88,460
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	70,860,144	2,809,356	(4,945,801)	(10,977,504)	57,746,195	—	(471,399)	717,296	6,444,888
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	84,461,385	3,939,401	(6,499,825)	(13,126,762)	68,774,199	538,635	(642,958)	1,232,086	7,427,020
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	4,648,668	769,219	(676,884)	(1,165,305)	3,575,698	—	163,173	—	128,530
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	4,365,620	1,799,838	(678,641)	(2,067,732)	3,419,085	654,474	(14,837)	77,763	455,878
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,358,562	1,546,698	(679,630)	(1,799,143)	3,426,487	229,389	(23,112)	—	388,050
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,371,651	1,139,545	(925,065)	(1,170,336)	3,415,795	—	9,759	93,276	469,848
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,844,897	2,672,701	(1,679,500)	(2,405,150)	6,432,948	—	(190,570)	—	250,114
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	8,153,352	1,470,480	(1,542,850)	(1,717,855)	6,363,127	—	91,516	—	216,654
Total	672,208,113			(113,328,107)	551,692,380	6,875,062	(1,835,608)	9,012,878

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
4	Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7045_12_A01_(11/22)